Debt and Capital Structure - Unsecured Notes (Details) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 1,000	$ 2,600
5.38% due July 15, 2025 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%	5.38%
4.25% due April 15, 2027 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%	4.25%
4.40% due April 15, 2029 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%	4.40%
5.25% due June 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%	5.25%
6.80% due September 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%	6.80%
6.75% due November 15, 2039 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%	6.75%
4.45% due September 15, 2042 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%	4.45%
5.20% due September 15, 2043 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%	5.20%
5.40% due June 15, 2047 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%	5.40%
3.55% due March 12, 2025 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal			$ 750